Investments and Fair Value of Financial Instruments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Unrealized losses on affiliate warrants	$ 1,029	$ 1,105	$ 2,802	$ 17,556	$ 18,561	$ 16,287